Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments [Abstract]
2022	$ 551
2023	304
2024	166
2025	105
2026	43
Total	$ 1,169